SCHEDULE OF DEBT NOTES (Details)	9 Months Ended
Sep. 30, 2023 USD ($)
Debt Disclosure [Abstract]
Loan amount	$ 4,200,000
Debt discount	(4,178,395)
Interest expense	975,499
Net carrying balance	$ 997,104